NOTE 5. LOSS PER SHARE	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
NOTE 5. LOSS PER SHARE

Loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the periods. Basic and diluted loss per share was the same for the year ended June 30, 2012 and 2011.